Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Nov. 18, 2024	Sep. 27, 2024
Accounting Policies [Abstract]
Deferred revenue	$ 0	$ 161,038
Cash equivalents	0	$ 0
Share issued		300,000
Share price		$ 4.00		$ 4.00
Prepaid distribution cost			$ 498,309
Amortization expense	258,300	$ 0
Sales and marketing expenses	$ 155,371	$ 329,439
Equipment useful lives	10 years